Shareholders’ Equity - Schedule of Share Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of options
Outstanding, beginning of year (in shares)	8,679,508	8,362,211
Granted (in shares)	0	1,878,670
Exercised (in shares)	(1,262,795)	(774,739)
Forfeited (shares)	(107,799)	(214,259)
Expired (in shares)	(350,775)	(572,375)
Outstanding, end of year (in shares)	6,958,139	8,679,508
Share options exercisable, end of year (in shares)	4,960,341	4,435,287
Exercise price
Outstanding, beginning of year (in shares)	$ 19.98	$ 21.06
Granted (in shares)	0	18.77
Exercised (in shares)	19.94	17.44
Forfeited (in shares)	26.24	25.24
Expired (in shares)	32.19	33.26
Outstanding, end of year (in shares)	19.28	19.98
Share options exercisable, end of year (in shares)	$ 19.38	$ 20.72